ORGANIZATION	12 Months Ended
Dec. 31, 2013
Organization [Abstract]
ORGANIZATION
ORGANIZATION
IAC is a leading media and Internet company comprised of more than 150 brands and products, including Ask.com, About.com, Match.com, HomeAdvisor and Vimeo. Focused on the areas of search, applications, online dating, media and eCommerce, IAC's family of websites is one of the largest in the world, with over a billion monthly visits across more than 100 countries. IAC includes its Search & Applications, The Match Group, Media and eCommerce reportable segments, as well as investments in unconsolidated affiliates.
All references to "IAC," the "Company," "we," "our" or "us" in this report are to IAC/InterActiveCorp.
Change in Reportable Segments
During the first quarter of 2014, IAC realigned its reportable segments as follows:

•
The Company created a new segment called The Match Group that includes Match, which was previously reported as its own separate segment, and DailyBurn and Tutor, which were previously in the Media and Other segments, respectively.

•	The businesses within the Local segment (HomeAdvisor, Felix and, for periods prior to July 1, 2013, CityGrid Media) were moved to the eCommerce segment, formerly called the Other segment.

•	There were no changes to the Search & Applications segment.
New Non-GAAP Measure
In addition, the Company introduced Adjusted EBITDA, a new non-GAAP financial measure, beginning with the first quarter of 2014. Going forward, the Company plans to regularly report Adjusted EBITDA and will no longer report Operating Income Before Amortization. We believe Adjusted EBITDA is a useful measure for analysts and investors as this measure allows a more meaningful comparison between our performance and that of our competitors. Moreover, our management uses this measure internally to evaluate the performance of our business as a whole and our individual business segments.
Refer to Note 15 to the consolidated financial statements for the reconciliation of Adjusted EBITDA to operating income (loss) by reportable segment.
Search & Applications
Our Search & Applications segment consists of: Websites, including Ask.com, About.com, Dictionary.com and Citysearch.com (among other properties), through which we provide search services and content; and Applications, including our direct to consumer downloadable applications operations ("B2C") and our partnership operations ("B2B").
The Match Group
The Match Group segment consists of our North America dating businesses (which includes Match.com, Chemistry, People Media, OkCupid and other dating businesses operating within the United States and Canada), our International dating businesses (which includes all dating businesses operating outside of the United States and Canada) and our non-dating businesses (consisting of DailyBurn and Tutor).
Through the brands and businesses within our dating businesses, we are a leading provider of subscription-based and ad-supported online personals services in North America, Europe, Latin America, Australia and Asia. We provide these services through websites and applications that we own and operate. Our European operations are conducted through Meetic S.A. ("Meetic"), which is based in France.
DailyBurn is a health and fitness property that provides streaming fitness and workout videos across a variety of platforms, including iOS, Android, Xbox and internet-enabled "connected" televisions. Tutor is an online tutoring solution, which was acquired in December 2012.
Media
Our Media segment consists primarily of Vimeo, Electus and The Daily Beast.
Vimeo is a leading global video hosting platform. Vimeo offers video creators simple, professional grade tools to share, distribute and monetize content online, and provides viewers a clutter-free environment to watch content across a variety of internet connected devices.
Electus is an integrated multimedia entertainment studio that unites producers, creators, advertisers and distributors to produce video content for distribution across a variety of platforms in the United States and various jurisdictions abroad. Electus also operates Electus Digital, which consists of the following websites and properties: CollegeHumor.com, Dorkly.com, WatchLOUD.com, YouTube channels WatchLOUD, Nuevon and Hungry and Big Breakfast (a production company).
The Daily Beast (formerly News_Beast) is a website dedicated to news, commentary, culture and entertainment that curates and publishes existing and original online content from its own roster of contributors.
eCommerce
Our eCommerce segment consists principally of HomeAdvisor, Felix and Shoebuy.
HomeAdvisor is a leading online marketplace for matching consumers with home services professionals in the United States, as well as in France, the Netherlands and the United Kingdom under various brands.
Felix, which was acquired in August 2012, is a pay-per-call advertising service that powers local commerce by connecting consumers to local businesses at the moment they are ready to make a purchase decision.
Shoebuy is a leading internet retailer of footwear and related apparel and accessories.